Offsetting financial assets and liabilities	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Offsetting financial assets and liabilities
22. Offsetting Financial Assets and Liabilities
The following table summarizes the amounts of financial assets and financial liabilities that are subject to an enforceable master netting agreement or similar agreement but not set off because they do not meet some or all of the offsetting criteria for financial assets and financial liabilities. With respect to financial instruments that may be offset in the future based on set-off
rights associated with master netting agreements or similar agreements, as well as the associated collateral, the set-off
will be enforceable only when certain circumstances, such as when the counterparty cannot perform on its obligations due to bankruptcy or other reasons, arise.

	Yen in millions
	March 31, 2023
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	610,340	(196,423)	(206,087)	207,830
Other financial liabilities Derivatives	456,257	(196,423)	(97,794)	162,040

	Yen in millions
	March 31, 2024
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	552,921	(94,647)	(130,363)	327,911
Other financial liabilities Derivatives	432,189	(94,647)	(52,497)	285,045
The amounts offset, as presented in the consolidated statement of financial position, in accordance with the criteria for offsetting financial assets and financial liabilities were immaterial.